PROPERTY, PLANT AND EQUIPMENT - Summary of the total consideration paid (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Cash Payments	$ 27,765,732	$ 108,495,825
Fair Value of Contingent Consideration		34,820,000
Camarillo
PROPERTY, PLANT AND EQUIPMENT
Cash Payments		93,000,000
Survey and Other Fees		262,875
Shares Issued for the Purchase of Real Property		29,250,000
Fair Value of Contingent Consideration		14,973,000
Fair Value of Earnout Payments		19,847,000
Total Consideration		$ 157,332,875